SHARE CAPITAL - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jun. 17, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Share Capital [Abstract]
Number of shares authorized for sale, value	$ 125,000,000
Issuance of shares though "at-the-market" equity program (in shares)		4,708,822
Price per share (in dollars per share)		$ 4.35		$ 4.35
Gross consideration for shares sold		$ 20,507,517
Proceeds from issuance of shares through "at-the-market" equity program		19,186,356	$ 0	$ 19,186,356	$ 0
Disclosure of classes of share capital [line items]
Payments for share issue costs		1,321,161
Legal costs
Disclosure of classes of share capital [line items]
Payments for share issue costs		1,013,496
Commission costs
Disclosure of classes of share capital [line items]
Payments for share issue costs		$ 307,665